Leases - Weighted-average discount rate and remaining lease term (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Leases
Weighted-average discount rate	9.50%	9.50%	9.50%	9.50%
Weighted-average remaining lease term	2 years 29 days	2 years 6 months 29 days	3 years 29 days	3 years 8 months 1 day